NOTE 3 - PREPAID LICENSING FEES	6 Months Ended
Jun. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
NOTE 3 - PREPAID LICENSING FEES

Prepaid licensing fees represents the unamortized costs for the use of certain technology related to water remediation.  In consideration for this technology, the Company issued 500,000 shares of common stock valued at $.20 per share in 2009.  This amount was being amortized over the 15 year term of the licensing agreement, until the liquidation basis of accounting was adopted on June 30, 2012.  The Company's balance of prepaid licensing fees on the balance sheets, net of accumulated amortization, was $0 and $86,667 at June 30, 2012 and December 31, 2011, respectively.  Amortization expense, prior to the recognition of the impairment of the asset, related to these fees was $3,333 and $3,333 for the six months ended June 30, 2012 and 2011, respectively.